Summary of Significant Accounting Policies Basis of Presentation (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash equivalents		$ 0	$ 0
Unrecognized tax benefits	$ 0	0	0
Unrecognized tax benefits accrued for interest and penalties	0	0	$ 0
Federal depository insurance coverage	$ 250,000	$ 250,000
Over-allotment option
Shares subject to forfeiture		375,000